Putnam
Global Natural
Resources
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

2-28-99


[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

 * For the 3 years ended March 31, 1999, Putnam Global Natural Resources Fund's class A shares ranked 7 out of 36 natural resources funds (top 19%) tracked by Lipper. For the 1-year period ended March 31, 1999, the fund's class A shares ranked 10 out of 52 (top 19%).*


   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

12 Portfolio holdings

16 Financial statements

 * For the 5- and 10-year periods ended 3/31/99, the fund ranked 6 out of 22 and 6 out of 13, respectively. Past performance is not indicative of future results. Lipper rankings are based on total return performance, vary over time, and do not include the effects of sales charges. Performance of other share classes will vary.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Even in adversity, opportunities can often be found by those who seek them out. Putnam Global Natural Resources Fund's management team has done an exemplary job of finding fortuitous situations in today's challenging global economy at a time when some of the most troubled sectors have been the natural resources industries.

Strategic stock selection has been the fund's strong suit. During the first half of fiscal 1999, a portfolio positioned to benefit from a rebound in paper, metals, and natural gas provided above-average results within the fund's peer group. As the global economy continues to work its way out of the dislocations triggered by the 1997 Asian financial crisis, the fund's management remains confident that it is similarly prepared to benefit from events as they unfold in the months ahead.

I am pleased to announce the appointment of Dolores Snyder Bamford as your fund's manager. Dolores joined Putnam in 1992 after positions with Fidelity Investments. She has 10 years of investment experience.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
April 21, 1999



Report from the Fund Manager
Dolores Snyder Bamford

Strategic stock selection and strength in the paper, metals, and natural gas sectors helped boost Putnam Global Natural Resources Fund's returns during the six months ended February 28, 1999. Despite continued weakness in the oil sector, your fund was strengthened by its focus on large international oil firms and companies that are working to improve their financial performance through internal change.

For the semiannual period, your fund's class A shares provided a total return of 8.05% at net asset value and 1.85% at public offering price. Over the same period, the average return for all natural resources funds ranked by Lipper was 3.78%. For complete performance information, including results for other share classes and over longer time periods, please refer to the summary that begins on page 9.

* FOCUS ON LARGE INTERNATIONAL OIL COMPANIES REMAINS KEY

During the semiannual period, oil companies continued to suffer from sharply lower prices as a result of oversupply and weak demand. An unusually warm 1997-98 winter and declining global economic activity, particularly in Asia, contributed to the supply glut that took oil prices to a low of $11 a barrel. In this challenging environment, our decision to focus on large, international oil companies proved beneficial.

A greater portion of the fund's assets was positioned in stocks of companies whose global reach gives them a competitive advantage. These companies can often offset a downturn in one geographic area with good performance in another, and this tends to smooth ups and downs in their overall performance. Indeed, during the period, stocks of smaller domestic oil companies underperformed, while large multinational oil stocks saw a slight improvement.

* FUND SEEKS TO CAPITALIZE ON POSITIVE CHANGE

Another important factor during the period -- and a fundamental component of your fund's investment strategy -- was our continued emphasis on companies that are undergoing positive change. Examples include implementing aggressive cost-reduction programs, restructuring or selling unprofitable subsidiaries, consolidating, or repurchasing company stock.

Many oil companies have put strategies like these into place to meet the challenges of intense competition, sharply lower oil prices, and the high cost of finding new oil reserves. One of the best examples is portfolio holding Exxon Corp., which is considered a model for effective financial management. The company is focused on strengthening its balance sheet, generating free cash flow, and repurchasing stock.

During the period, Exxon announced plans to merge with Mobil Corp., also a portfolio holding. Experts believe the $80 billion merger will create a company with the size, scale, and resources to rival some of the world's richest oil-producing nations. The deal is also expected to encourage further mergers and acquisitions within the oil industry. While these holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all holdings are subject to review and adjustment in accordance with the fund's strategy and may vary in the future.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Oil and gas           31.8%

Chemicals             12.9%

Paper and
forest products       11.6%

Gas pipelines          9.0%

Metals and
mining                 8.4%

Footnote reads:
*Based on net assets as of 2/28/99. Holdings will vary over time.


* OUTLOOK BRIGHTENS FOR PAPER INDUSTRY

The fund's emphasis on paper companies proved profitable over the period, as stocks in this sector were boosted by consolidation and expectations that paper pricing would improve. Paper company mergers have signaled to investors that profitability in this sector could be on the rise. This, along with attractive valuations on paper stocks, has contributed to a rebound in the industry.

During the past year, paper companies have suffered from the economic turmoil in Asia. Paper and forest-product companies in Thailand, Singapore, and Malaysia have dealt with a capacity glut by selling paper at reduced prices. This has caused U.S. imports of Asian paper products to increase by nearly 1,000% since the summer of 1997, a situation that took its toll on U.S. paper producers. As a consequence, many companies have been working internally to improve their financial positions.

International Paper, one of the fund's holdings, implemented cost-cutting programs and acquired a smaller rival, Union Camp Corp., also a fund holding during the period. The acquisition is expected to result in substantial cost savings and process improvements for the combined company. Two other portfolio standouts during the period were paper producers Weyerhaeuser Company and Temple Inland, Inc.

* METALS, NATURAL GAS HOLDINGS ALSO BOOST RETURNS

Worth noting among your fund's metal holdings were aluminum producer Alcoa and Placer Dome, a gold-mining company. With operations in 30 countries, Alcoa is involved in mining, refining, and fabricating aluminum. To take advantage of emerging markets, Alcoa has investments in Eastern Europe and Latin America. Placer Dome, Canada's second-largest gold-mining company, also mines silver and copper. The company plans to double its gold reserves by acquiring a stake in an undeveloped South African gold deposit. Placer Dome operates 13 gold mines and has exploration projects in more than 30 countries.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Mobil Corp.
Oil and gas

Chevron Corp.
Oil and gas

E.I. du Pont de Nemours & Co., Ltd.
Chemicals

BP Amoco PLC ADR
Oil and gas

Atlantic Richfield Co.
Oil services

Royal Dutch Petroleum Co.
Oil and gas

Burlington Northern Santa Fe Corp.
Railroad

Conoco, Inc.
Oil and gas

Dow Chemical Co.
Chemicals

Coastal Corp.
Gas pipelines


Footnote reads:
These holdings represent 30.4% of the fund's net assets as of 2/28/99. Portfolio holdings will vary over time.


Like the paper industry, the natural gas sector has also benefited from recent merger and acquisition activity. Fund holding Enron, for example, recently acquired utility giant Portland General to take advantage of the increasing deregulation of the U.S. electric power market. Enron is the number one buyer and seller of natural gas in the United States and also has power plant and pipeline projects in several emerging markets.

Another fund holding during the period, Consolidated Natural Gas, was acquired by Dominion Resources, which boosted its stock price. The stock of The Williams Companies was also a strong performer. In addition to its Williams Gas Pipeline business, the company benefited from the strength of its subsidiary, Williams Communications Group, which offers fiber-optic services for broadcast and cable networks and other communications services for businesses.

* IMPROVED OUTLOOK FOR REMAINDER OF FISCAL '99

As the fund enters the second half of its fiscal year, our outlook for a number of natural resources sectors is improving. As this report was being written, stocks of oil companies were beginning to rebound on the expectation that OPEC would soon reduce production in an effort to relieve the global oil glut. The fundamentals for paper and energy companies are turning positive and we expect the fund to be well positioned when global economic demand resumes in these industries. We will continue to monitor natural resources industries around the world, seeking to keep the portfolio well diversified while also taking advantage of the stocks of large multinational companies.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 2/28/99, there is no guarantee the fund will continue to hold these securities in the future. Funds investing in a single sector may be subject to more volatility than funds investing in a diverse group of sectors. International investing involves certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Global Natural Resources Fund is designed for investors seeking capital appreciation through stocks of companies in the energy and natural resources industries. Current income is only an incidental consideration.


TOTAL RETURN FOR PERIODS ENDED 2/28/99

                                Class A           Class B           Class M
(inception date)               (7/24/80)         (2/1/94)          (7/3/95)
                              NAV      POP      NAV     CDSC      NAV     POP
------------------------------------------------------------------------------
6 months                     8.05%    1.85%    7.67%    2.69%    7.76%    3.98%
------------------------------------------------------------------------------
1 year                     -18.87   -23.53   -19.49   -23.21   -19.30   -22.11
------------------------------------------------------------------------------
5 years                     38.95    30.92    33.88    31.88    35.49    30.71
Annual average               6.80     5.54     6.01     5.69     6.26     5.50
------------------------------------------------------------------------------
10 years                   115.88   103.50    99.67    99.67   104.59    97.45
Annual average               8.00     7.36     7.16     7.16     7.42     7.04
------------------------------------------------------------------------------
Life of fund               188.59   171.95   146.11   146.11   157.87   148.92
Annual average               5.86     5.53     4.96     4.96     5.22     5.03
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 2/28/99

                                                                Lipper
                                             Standard           Natural
                                             & Poor's          Resources
                                             500 Index          Average
------------------------------------------------------------------------------
6 months                                      30.29%             3.78%
------------------------------------------------------------------------------
1 year                                        19.74            -29.60
------------------------------------------------------------------------------
5 years                                      194.93              8.07
Annual average                                24.15              1.05
------------------------------------------------------------------------------
10 years                                     459.11             71.69
Annual average                                18.78              4.97
------------------------------------------------------------------------------
Life of fund                               1,823.45            486.84
Annual average                                17.25              9.98
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


PRICE AND DISTRIBUTION INFORMATION
6 months ended 2/28/99

                                Class A          Class B         Class M
------------------------------------------------------------------------------
Distributions (number)             1                1               1
------------------------------------------------------------------------------
Income                          $0.225           $0.082          $0.118
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long-term                        1.178            1.178           1.178
------------------------------------------------------------------------------
Short-term                       0.001            0.001           0.001
------------------------------------------------------------------------------
  Total                         $1.404           $1.261          $1.297
------------------------------------------------------------------------------
Share value:                  NAV      POP         NAV         NAV      POP
------------------------------------------------------------------------------
8/31/98                    $15.28   $16.21      $15.00      $15.15   $15.70
------------------------------------------------------------------------------
2/28/99                     15.15    16.07       14.93       15.07    15.62
------------------------------------------------------------------------------

TOTAL RETURN FOR PERIODS ENDED 3/31/99
(most recent calendar quarter)

                                Class A           Class B           Class M
(inception date)               (7/24/80)         (2/1/94)          (7/3/95)
                              NAV      POP      NAV     CDSC      NAV      POP
------------------------------------------------------------------------------
6 months                     4.12%   -1.86%    3.63%   -1.16%    3.83%    0.18%
------------------------------------------------------------------------------
1 year                     -13.29   -18.28   -14.01   -17.98   -13.79   -16.81
------------------------------------------------------------------------------
5 years                     67.13    57.56    60.93    58.93    62.88    57.16
Annual average              10.82     9.52     9.98     9.71    10.25     9.46
------------------------------------------------------------------------------
10 years                   130.66   117.45   113.20   113.20   118.58   110.90
Annual average               8.72     8.08     7.86     7.86     8.13     7.75
------------------------------------------------------------------------------
Life of fund               222.69   204.08   174.79   174.79   188.16   178.16
Annual average               6.47     6.13     5.56     5.56     5.83     5.63
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Lipper Natural Resources Average* is composed of funds that invest more than 65% of their equity holdings in the natural resources industries.

Standard & Poor's 500 Index* is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.




Portfolio of investments owned
February 28, 1999 (Unaudited)

COMMON STOCKS (98.9%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Aluminum (2.1%)
--------------------------------------------------------------------------------------------------------------------------
            113,000  Alcoa Inc.                                                                             $    4,576,500
             24,500  Reynolds Metal Co.                                                                          1,047,375
                                                                                                            --------------
                                                                                                                 5,623,875

Building Products (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             21,600  Sherwin Williams Co.                                                                          519,750

Chemicals (12.9%)
--------------------------------------------------------------------------------------------------------------------------
             62,700  Air Products & Chemicals, Inc.                                                              2,014,238
             73,200  Dow Chemical Co.                                                                            7,201,050
            165,500  du Pont (E.I.) de Nemours & Co., Ltd.                                                       8,492,215
             43,500  Eastman Chemical Co.                                                                        2,052,656
             30,400  Great Lakes Chemical Corp.                                                                  1,183,700
             39,600  Hercules, Inc.                                                                              1,096,425
             64,700  Monsanto Co.                                                                                2,947,894
            102,500  PPG Industries, Inc.                                                                        5,336,406
             98,300  Rohm & Haas Co.                                                                             3,071,875
             24,000  Union Carbide Corp.                                                                         1,056,000
                                                                                                            --------------
                                                                                                                34,452,459

Conglomerates (1.0%)
--------------------------------------------------------------------------------------------------------------------------
             62,100  Allegheny Teledyne Inc.                                                                     1,280,813
             20,300  Minnesota Mining & Manufacturing Co.                                                        1,503,469
                                                                                                            --------------
                                                                                                                 2,784,282

Gas Pipelines (9.0%)
--------------------------------------------------------------------------------------------------------------------------
            221,400  Coastal Corp.                                                                               7,084,800
             61,070  El Paso Energy Corp.                                                                        2,225,238
            108,700  Enron Corp.                                                                                 7,065,500
             82,600  Sonat, Inc.                                                                                 2,090,813
            145,100  Williams Cos., Inc.                                                                         5,368,700
                                                                                                            --------------
                                                                                                                23,835,051

Gas Utilities (1.6%)
--------------------------------------------------------------------------------------------------------------------------
             55,600  Columbia Gas System, Inc.                                                                   2,807,800
             21,400  NICOR Inc.                                                                                    817,213
             16,100  Peoples Energy Corp.                                                                          546,394
                                                                                                            --------------
                                                                                                                 4,171,407

Machinery (0.7%)
--------------------------------------------------------------------------------------------------------------------------
             15,400  Caterpillar, Inc.                                                                             701,663
             33,000  Deere (John) & Co.                                                                          1,078,688
                                                                                                            --------------
                                                                                                                 1,780,351

Metals and Mining (8.4%)
--------------------------------------------------------------------------------------------------------------------------
            313,000  Barrick Gold Corp.                                                                          5,536,187
             86,000  Euro Nevada Mining Corp.                                                                    1,241,918
            199,374  Freeport-McMoRan Copper & Gold Co., Inc. Class A                                            1,844,210
            159,525  Newmont Mining Corp.                                                                        2,751,806
             24,400  Phelps Dodge Corp.                                                                          1,183,400
            381,000  Placer Dome Inc. (Canada)                                                                   4,167,188
            436,000  Rio Tinto PLC (United Kingdom)                                                              5,647,851
                                                                                                            --------------
                                                                                                                22,372,560

Oil and Gas (31.8%)
--------------------------------------------------------------------------------------------------------------------------
            105,100  Anadarko Petroleum Corp.                                                                    2,890,250
             23,098  Ashland, Inc.                                                                               1,027,861
            149,700  Atlantic Richfield Co.                                                                      8,177,363
             97,826  BP Amoco PLC ADR (United Kingdom)                                                           8,315,210
            114,300  Chevron, Corp.                                                                              8,786,813
            356,500  Conoco, Inc. (NON)                                                                          7,241,406
             40,300  Elf Aquitane ADR (France)                                                                   2,080,488
            100,400  Exxon Corp.                                                                                 6,682,875
             36,300  Kerr-McGee Corp.                                                                            1,036,819
            126,800  Mobil Corp.                                                                                10,548,172
            147,300  Occidental Petroleum Corp.                                                                  2,218,706
            137,500  Phillips Petroleum Co.                                                                      5,319,531
            174,000  Royal Dutch Petroleum Co. (NY Registered) (Netherlands)                                     7,634,250
             32,733  Sunoco, Inc.                                                                                  996,311
            106,000  Texaco, Inc.                                                                                4,935,625
             51,400  Tosco Corp.                                                                                 1,063,338
            182,000  USX-Marathon Group Inc.                                                                     3,765,125
             68,800  YPF S.A. ADR (Argentina)                                                                    1,995,200
                                                                                                            --------------
                                                                                                                84,715,343

Oil and Gas Exploration and Production (5.7%)
--------------------------------------------------------------------------------------------------------------------------
             73,000  Apache Corp.                                                                                1,455,438
            181,000  Burlington Resources Inc.                                                                   5,859,875
             48,900  Diamond Offshore Drilling, Inc. (NON)                                                       1,011,619
             60,000  Mitchell Energy & Development Corp. Class B                                                   735,000
            220,800  Unocal Corp.                                                                                6,223,800
                                                                                                            --------------
                                                                                                                15,285,732

Oil Services (7.5%)
--------------------------------------------------------------------------------------------------------------------------
            254,000  Baker Hughes, Inc.                                                                          4,572,000
             65,100  BJ Services Co. (NON)                                                                         915,469
             37,000  Cooper Cameron Corp. (NON)                                                                    855,625
            195,600  Halliburton Co.                                                                             5,525,700
            136,900  Schlumberger Ltd.                                                                           6,648,206
             40,000  Smith International, Inc. (NON)                                                               972,500
             24,000  Transocean Offshore, Inc.                                                                     495,000
                                                                                                            --------------
                                                                                                                19,984,500

Paper and Forest Products (11.6%)
--------------------------------------------------------------------------------------------------------------------------
             70,700  Avery Dennison Corp.                                                                        3,795,706
             45,500  Boise Cascade Corp.                                                                         1,413,344
             46,000  Champion International Corp.                                                                1,702,000
             54,300  Georgia Pacific Corp. (NON)                                                                 3,977,475
             87,700  International Paper Co.                                                                     3,683,400
            100,600  Mead Corp.                                                                                  3,062,013
            106,600  Smurfit-Stone Container Corp. (NON)                                                         1,925,463
             47,200  Temple Inland, Inc.                                                                         2,829,050
             11,900  Union Camp Corp.                                                                              795,813
            104,400  Weyerhaeuser Co.                                                                            5,820,300
             54,000  Willamette Industries, Inc.                                                                 1,967,625
                                                                                                            --------------
                                                                                                                30,972,189

Railroads (4.7%)
--------------------------------------------------------------------------------------------------------------------------
            223,299  Burlington Northern Santa Fe Corp.                                                          7,396,779
             35,000  CSX Corp.                                                                                   1,373,750
             95,200  Norfolk Southern Corp.                                                                      2,671,550
             21,600  Union Pacific Corp.                                                                         1,012,500
                                                                                                            --------------
                                                                                                                12,454,579

Steel (1.7%)
--------------------------------------------------------------------------------------------------------------------------
             41,900  Ispat International NV (NY Registered) (Netherlands)                                          303,775
             70,100  Nucor Corp.                                                                                 3,123,831
             39,500  USX-U.S. Steel Group                                                                          999,844
                                                                                                            --------------
                                                                                                                 4,427,450
                                                                                                            --------------
                     Total Common Stocks  (cost $267,522,624)                                               $  263,379,528

CONVERTIBLE PREFERRED STOCKS (0.6%) (a) (cost $3,037,961)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
             46,000  Kinam Gold, Inc. Ser. B, $3.75 cv. cum. pfd.                                           $    1,581,250
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $270,560,585) (b)                                              $  264,960,778
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $266,313,070.

  (b) The aggregate identified cost on a tax basis is $270,620,439, resulting in gross unrealized appreciation and depreciation of $30,870,551 and $36,530,212, respectively, or net unrealized depreciation of $5,659,661.

(NON) Non-income-producing security.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

      Diversification by Country

      Distribution of investments by country of issue at February 28, 1999: (as percentage of Market Value)

          Canada                     1.6%
          Netherlands                3.0
          United Kingdom             5.4
          United States             88.4
          Other                      1.6
                                   -----
          Total                    100.0%

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
February 28, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $270,560,585) (Note 1)                                            $264,960,778
-----------------------------------------------------------------------------------------------
Dividends and interest receivable                                                       962,321
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                  929,904
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                        3,629,936
-----------------------------------------------------------------------------------------------
Total assets                                                                        270,482,939

Liabilities
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                     6,084
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                      1,203,098
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                              658,252
-----------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                      1,566,001
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            486,710
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               38,036
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            15,420
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              1,124
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  155,735
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   39,409
-----------------------------------------------------------------------------------------------
Total liabilities                                                                     4,169,869
-----------------------------------------------------------------------------------------------
Net assets                                                                         $266,313,070

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                    $289,319,349
-----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                            291,941
-----------------------------------------------------------------------------------------------
Distributions in excess of net realized gain on investments (Note 1)                (17,698,413)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                           (5,599,807)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                         $266,313,070

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($153,430,703 divided by 10,125,947 shares)                                              $15.15
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $15.15)*                                  $16.07
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($107,521,346 divided by 7,202,514 shares)**                                             $14.93
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($5,361,021 divided by 355,697 shares)                                                   $15.07
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $15.07)*                                  $15.62
-----------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended February 28, 1999 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $16,641)                                           $ 3,363,048
-----------------------------------------------------------------------------------------------
Interest                                                                                 50,201
-----------------------------------------------------------------------------------------------
Total investment income                                                               3,413,249

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      1,031,760
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          200,331
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         9,121
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          3,392
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                   213,155
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                   588,742
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                    23,885
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  16,260
-----------------------------------------------------------------------------------------------
Registration fees                                                                         1,678
-----------------------------------------------------------------------------------------------
Auditing                                                                                 17,636
-----------------------------------------------------------------------------------------------
Legal                                                                                     1,878
-----------------------------------------------------------------------------------------------
Postage                                                                                  28,450
-----------------------------------------------------------------------------------------------
Other                                                                                    28,783
-----------------------------------------------------------------------------------------------
Total expenses                                                                        2,165,071
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (23,752)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          2,141,319
-----------------------------------------------------------------------------------------------
Net investment income                                                                 1,271,930
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                    (15,625,623)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                         36,935,861
-----------------------------------------------------------------------------------------------
Net gain on investments                                                              21,310,238
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                $22,582,168
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                    February 28       August 31
                                                                                          1999*            1998
---------------------------------------------------------------------------------------------------------------
Decrease in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                              $  1,271,930    $  2,487,942
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                               (15,625,623)     21,860,526
---------------------------------------------------------------------------------------------------------------
Net unrealized  appreciation (depreciation)
of investments and assets and liabilities
in foreign currencies                                                                36,935,861    (121,285,286)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                                      22,582,168     (96,936,818)
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                          (2,162,804)     (2,239,396)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                            (565,276)       (484,057)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                             (41,873)        (57,359)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                         (11,333,095)    (14,717,567)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (8,127,561)     (9,190,367)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                            (418,372)       (572,336)
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)                         (4,387,098)      5,130,761
---------------------------------------------------------------------------------------------------------------
Total decrease in net assets                                                         (4,453,911)   (119,067,139)

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 270,766,981     389,834,120
---------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $291,941 and $1,789,964, respectively)                                   $266,313,070    $270,766,981
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended
Per-share                       February 28
operating performance           (Unaudited)                                   Year ended August 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $15.28           $22.13           $18.03           $16.09           $14.73           $20.51
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .10(c)           .20(c)           .25(c)           .28(c)           .29              .19
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          1.17            (5.47)            5.18             2.09             1.31            (2.37)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               1.27            (5.27)            5.43             2.37             1.60            (2.18)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.22)            (.21)            (.16)            (.34)            (.24)            (.19)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                     (1.18)           (1.37)           (1.17)            (.09)              --            (2.91)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
realized gain on investments          --               --               --               --               --             (.50)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                (1.40)           (1.58)           (1.33)            (.43)            (.24)           (3.60)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $15.15           $15.28           $22.13           $18.03           $16.09           $14.73
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)              8.05*          (25.34)           31.39            14.95            11.10            (9.67)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                   153,431         $157,589         $239,539         $170,678         $135,330         $129,449
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .58*            1.20             1.23             1.27             1.13             1.24
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)            .57*             .95             1.26             1.62             1.89             1.24
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             20.27*           28.63            39.25            47.71            42.75           189.83
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996 and thereafter includes amounts paid through expense offset and brokerage service arrangements.  Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended                                                                           For the period
Per-share                       February 28                                                                         Feb. 1, 1994+
operating performance           (Unaudited)                           Year ended August 31                          to August 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $15.00           $21.77           $17.81           $15.94           $14.65           $14.78
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .04(c)           .04(c)           .10(c)           .15(c)           .16              .13(c)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          1.15            (5.37)            5.11             2.07             1.33             (.26)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               1.19            (5.33)            5.21             2.22             1.49             (.13)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.08)            (.07)            (.08)            (.26)            (.20)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                     (1.18)           (1.37)           (1.17)            (.09)              --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
realized gain on investments          --               --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                (1.26)           (1.44)           (1.25)            (.35)            (.20)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $14.93           $15.00           $21.77           $17.81           $15.94           $14.65
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)              7.67*          (25.91)           30.40            14.14            10.38             (.88)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $107,521         $107,252         $142,442          $66,375          $29,916          $10,244
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .95*            1.95             1.98             2.04             1.87             1.11*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)            .21*             .21              .52              .85             1.20              .90*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             20.27*           28.63            39.25            47.71            42.75           189.83
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996 and thereafter includes amounts paid through expense offset and brokerage service arrangements.  Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                 Six months
                                                    ended                                                          For the period
Per-share                                        February 28                                                        July 3, 1995+
operating performance                            (Unaudited)                  Year ended August 31                  to August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $15.15           $21.99           $17.97           $16.07           $15.59
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .05(c)           .09(c)           .15(c)           .19(c)           .03
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           1.17            (5.42)            5.16             2.09              .45
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                1.22            (5.33)            5.31             2.28              .48
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.12)            (.14)            (.12)            (.29)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                      (1.18)           (1.37)           (1.17)            (.09)              --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
realized gain on investments                           --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (1.30)           (1.51)           (1.29)            (.38)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $15.07           $15.15           $21.99           $17.97           $16.07
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                               7.76*         (25.73)            30.79            14.39             3.08*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                     $5,361           $5,926           $7,853           $2,641              $46
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .83*            1.70             1.73             1.85              .28*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                             .32*             .45              .77             1.07              .44*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              20.27*           28.63            39.25            47.71            42.75
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996 and thereafter includes amounts paid through expense offset and brokerage service arrangements.  Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
February 28, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam Global Natural Resources Fund ("the fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-ended management investment company. The fund continues to seek capital appreciation by investing primarily in the common stocks of companies in the energy and natural resource industries, but may also invest a portion of its assets in other industries and in fixed-income securities.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if not sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Market quotations are not considered to be readily available for some convertible securities; such investments are stated at fair value on the basis of valuations furnished by a pricing service approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended February 28, 1999, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, 0.43% thereafter.

As part of the subcustodian contract between the subcustodian bank and Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc., the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At February 28, 1999, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended February 28, 1999, fund expenses were reduced by $23,752 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $720 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended February 28, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $40,901 and $2,739 from the sale of class A and class M shares, respectively and $140,646 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended February 28, 1999, Putnam Mutual Funds Corp., acting as underwriter received $1,132 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended February 28, 1999, purchases and sales of investment securities other than short-term investments aggregated $61,428,060 and $88,800,069, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At February 28, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                                                        Six months ended
                                                        February 28, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      4,217,066       $ 71,461,427
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      776,071         12,137,797
-----------------------------------------------------------------------------
                                                 4,993,137         83,599,224

Shares
repurchased                                     (5,180,150)       (87,866,354)
-----------------------------------------------------------------------------
Net decrease                                      (187,013)      $ (4,267,130)
-----------------------------------------------------------------------------

                                                           Year ended
                                                         August 31, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      6,636,246       $138,150,832
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      784,021         15,186,476
-----------------------------------------------------------------------------
                                                 7,420,267        153,337,308

Shares
repurchased                                     (7,932,422)      (162,465,816)
-----------------------------------------------------------------------------
Net decrease                                      (512,155)      $ (9,128,508)
-----------------------------------------------------------------------------

                                                        Six months ended
                                                        February 28, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,755,044       $ 29,029,283
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      477,125          7,361,968
-----------------------------------------------------------------------------
                                                 2,232,169         36,391,251

Shares
repurchased                                     (2,178,580)       (35,876,396)
-----------------------------------------------------------------------------
Net increase                                        53,589       $    514,855
-----------------------------------------------------------------------------

                                                           Year ended
                                                         August 31, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      4,347,358        $90,988,489
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      428,684          8,196,424
-----------------------------------------------------------------------------
                                                 4,776,042         99,184,913

Shares
repurchased                                     (4,170,414)       (85,774,873)
-----------------------------------------------------------------------------
Net increase                                       605,628        $13,410,040
-----------------------------------------------------------------------------

                                                        Six months ended
                                                        February 28, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        100,384        $ 1,651,195
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       27,372            426,193
-----------------------------------------------------------------------------
                                                   127,756          2,077,388

Shares
repurchased                                       (163,265)        (2,712,211)
-----------------------------------------------------------------------------
Net decrease                                       (35,509)       $  (634,823)
-----------------------------------------------------------------------------

                                                           Year ended
                                                         August 31, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        316,065        $ 6,715,396
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       31,199            601,499
-----------------------------------------------------------------------------
                                                   347,264          7,316,895

Shares
repurchased                                       (313,110)        (6,467,666)
-----------------------------------------------------------------------------
Net increase                                        34,154        $   849,229
-----------------------------------------------------------------------------



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Thomas V. Reilly
Vice President

Anthony I. Kreisel
Vice President

Dolores Snyder Bamford
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam Global Natural Resources Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free:
1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

www.putnaminv.com
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BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
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SA007 51084 018/501/2AD 4/99